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                     [MASSMUTUAL LETTERHEAD APPEARS HERE]

                                 May 1, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company
    CML/OFFITBANK Separate Account
    File No. 33-63301

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and CML/OFFITBANK Separate Account (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 2 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 27, 1998.


Sincerely,

/s/ Lynn S. Mercier
Lynn S. Mercier
Attorney